REINSURANCE - SCHEDULE OF EFFECT OF REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Direct policy charges and fee income	$ 243	$ 249	$ 207
Reinsurance assumed	0	0	0
Reinsurance ceded	(63)	(61)	(54)
Policy charges and fee income	180	188	153
Direct premiums	59	38	39
Reinsurance assumed	3	3	1
Reinsurance ceded	(39)	(37)	(39)
Premiums	23	4	1
Direct policyholders' benefits	163	139	189
Reinsurance assumed	1	2	1
Reinsurance ceded	(110)	(112)	(149)
Policyholders' benefits	$ 54	$ 29	$ 41